united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 01/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited)
January 31, 2018

		Option		Futures	Notional
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Value	Fair Value
	PUT OPTIONS PURCHASED* + - 3.3%
298	S&P 500 Index Future	2/16/2018	$2,805	March 2018	208,972,500	$1,564,500
297	S&P 500 Index Future	2/16/2018	2,775	March 2018	206,043,750	987,525
290	S&P 500 Index Future	2/16/2018	2,765	March 2018	200,462,500	833,750
568	S&P 500 Index Future	2/28/2018	2,775	March 2018	394,050,000	2,769,000
555	S&P 500 Index Future	2/28/2018	2,765	March 2018	383,643,750	2,400,375
568	S&P 500 Index Future	3/16/2018	2,725	March 2018	386,950,000	2,740,600
568	S&P 500 Index Future	3/16/2018	2,745	March 2018	389,790,000	3,223,400
284	S&P 500 Index Future	3/16/2018	2,775	March 2018	197,025,000	2,066,100
284	S&P 500 Index Future	3/29/2018	2,655	June 2018	188,505,000	1,100,500
284	S&P 500 Index Future	3/29/2018	2,675	June 2018	189,925,000	1,249,600
284	S&P 500 Index Future	3/29/2018	2,705	June 2018	192,055,000	1,533,600
284	S&P 500 Index Future	3/29/2018	2,725	June 2018	193,475,000	1,760,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $19,967,475)					22,229,750

	CALL OPTIONS PURCHASED* + - 2.5%
535	S&P 500 Index Future	2/16/2018	2,940	March 2018	393,225,000	113,687
300	S&P 500 Index Future	2/28/2018	2,495	March 2018	187,125,000	4,155,000
300	S&P 500 Index Future	2/28/2018	2,815	March 2018	211,125,000	3,142,500
535	S&P 500 Index Future	2/28/2018	2,960	March 2018	395,900,000	153,813
299	S&P 500 Index Future	2/28/2018	2,825	March 2018	211,168,750	2,668,575
284	S&P 500 Index Future	3/29/2018	2,895	June 2018	205,545,000	1,512,300
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,933,799)					11,745,875

	TOTAL PURCHASED OPTIONS (Cost - $30,839,276)					33,975,625
Shares
	SHORT-TERM INVESTMENT - 57.6%
464,019,912	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.96% **					464,019,912
	TOTAL SHORT-TERM INVESTMENT (Cost - $464,019,912)

	TOTAL INVESTMENTS - 63.4% (Cost - $487,921,186) (a)					$497,995,537
	OTHER ASSETS LESS LIABILITIES - 36.6%					307,199,021
	NET ASSETS - 100.0%					$805,194,558

		Option		Futures	Notional
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Value	Fair Value
	PUT OPTIONS WRITTEN* + - (6.3) %
401	S&P 500 Index Future	2/16/2018	$2,160	March 2018	216,540,000	$5,012
681	S&P 500 Index Future	2/16/2018	2,240	March 2018	381,360,000	34,050
854	S&P 500 Index Future	2/16/2018	2,260	March 2018	482,510,000	42,700
1,193	S&P 500 Index Future	2/16/2018	2,280	March 2018	680,010,000	59,650
260	S&P 500 Index Future	2/16/2018	2,320	March 2018	150,800,000	16,250
626	S&P 500 Index Future	2/16/2018	2,360	March 2018	369,340,000	54,775
828	S&P 500 Index Future	2/16/2018	2,380	March 2018	492,660,000	103,500
846	S&P 500 Index Future	2/16/2018	2,400	March 2018	507,600,000	116,325
802	S&P 500 Index Future	2/16/2018	2,420	March 2018	485,210,000	120,300
1,021	S&P 500 Index Future	2/16/2018	2,440	March 2018	622,810,000	178,675
572	S&P 500 Index Future	2/16/2018	2,500	March 2018	357,500,000	135,850
814	S&P 500 Index Future	2/16/2018	2,520	March 2018	512,820,000	223,850
761	S&P 500 Index Future	2/16/2018	2,540	March 2018	483,235,000	237,812
1,591	S&P 500 Index Future	2/16/2018	2,560	March 2018	1,018,240,000	576,738
1,841	S&P 500 Index Future	2/16/2018	2,580	March 2018	1,187,445,000	782,425
1,771	S&P 500 Index Future	2/16/2018	2,600	March 2018	1,151,150,000	841,225
2,388	S&P 500 Index Future	2/16/2018	2,620	March 2018	1,564,140,000	1,343,250
1,514	S&P 500 Index Future	2/16/2018	2,640	March 2018	999,240,000	1,021,950
1,171	S&P 500 Index Future	2/16/2018	2,660	March 2018	778,715,000	966,075
260	S&P 500 Index Future	2/16/2018	2,680	March 2018	174,200,000	263,250
288	S&P 500 Index Future	2/28/2018	2,280	March 2018	164,160,000	46,800
284	S&P 500 Index Future	2/28/2018	2,320	March 2018	164,720,000	53,250
LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2018

		Option		Futures	Notional
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Value	Fair Value
	PUT OPTIONS WRITTEN* + - (6.3) % (Continued)
284	S&P 500 Index Future	2/28/2018	$2,340	March 2018	166,140,000	$56,800
592	S&P 500 Index Future	2/28/2018	2,360	March 2018	349,280,000	133,200
308	S&P 500 Index Future	2/28/2018	2,380	March 2018	183,260,000	77,000
284	S&P 500 Index Future	2/28/2018	2,420	March 2018	171,820,000	85,200
284	S&P 500 Index Future	2/28/2018	2,440	March 2018	173,240,000	92,300
871	S&P 500 Index Future	2/28/2018	2,460	March 2018	535,665,000	315,737
883	S&P 500 Index Future	2/28/2018	2,480	March 2018	547,460,000	353,200
1,559	S&P 500 Index Future	2/28/2018	2,500	March 2018	974,375,000	682,063
1,236	S&P 500 Index Future	2/28/2018	2,520	March 2018	778,680,000	618,000
1,443	S&P 500 Index Future	2/28/2018	2,540	March 2018	916,305,000	811,688
2,093	S&P 500 Index Future	2/28/2018	2,560	March 2018	1,339,520,000	1,360,450
1,785	S&P 500 Index Future	2/28/2018	2,580	March 2018	1,151,325,000	1,338,750
2,388	S&P 500 Index Future	2/28/2018	2,600	March 2018	1,552,200,000	2,089,500
1,316	S&P 500 Index Future	2/28/2018	2,620	March 2018	861,980,000	1,365,350
859	S&P 500 Index Future	2/28/2018	2,640	March 2018	566,940,000	1,052,275
534	S&P 500 Index Future	2/28/2018	2,660	March 2018	355,110,000	787,650
288	S&P 500 Index Future	3/16/2018	2,200	March 2018	158,400,000	82,800
274	S&P 500 Index Future	3/16/2018	2,240	March 2018	153,440,000	89,050
298	S&P 500 Index Future	3/16/2018	2,260	March 2018	168,370,000	108,025
578	S&P 500 Index Future	3/16/2018	2,280	March 2018	329,460,000	223,975
590	S&P 500 Index Future	3/16/2018	2,300	March 2018	339,250,000	243,375
284	S&P 500 Index Future	3/16/2018	2,320	March 2018	164,720,000	127,800
577	S&P 500 Index Future	3/16/2018	2,340	March 2018	337,545,000	281,288
856	S&P 500 Index Future	3/16/2018	2,380	March 2018	509,320,000	492,200
862	S&P 500 Index Future	3/16/2018	2,400	March 2018	517,200,000	549,525
1,002	S&P 500 Index Future	3/16/2018	2,420	March 2018	606,210,000	701,400
1,004	S&P 500 Index Future	3/16/2018	2,440	March 2018	612,440,000	765,550
1,878	S&P 500 Index Future	3/16/2018	2,460	March 2018	1,154,970,000	1,596,300
1,851	S&P 500 Index Future	3/16/2018	2,480	March 2018	1,147,620,000	1,735,312
2,345	S&P 500 Index Future	3/16/2018	2,500	March 2018	1,465,625,000	2,432,938
1,146	S&P 500 Index Future	3/16/2018	2,520	March 2018	721,980,000	1,346,550
1,496	S&P 500 Index Future	3/16/2018	2,540	March 2018	949,960,000	1,982,200
1,771	S&P 500 Index Future	3/16/2018	2,560	March 2018	1,133,440,000	2,656,500
312	S&P 500 Index Future	3/29/2018	2,260	June 2018	176,280,000	156,000
295	S&P 500 Index Future	3/29/2018	2,280	June 2018	168,150,000	158,562
295	S&P 500 Index Future	3/29/2018	2,300	June 2018	169,625,000	177,000
568	S&P 500 Index Future	3/29/2018	2,340	June 2018	332,280,000	404,700
280	S&P 500 Index Future	3/29/2018	2,360	June 2018	165,200,000	213,500
840	S&P 500 Index Future	3/29/2018	2,380	June 2018	499,800,000	703,500
1,333	S&P 500 Index Future	3/29/2018	2,400	June 2018	799,800,000	1,216,362
1,535	S&P 500 Index Future	3/29/2018	2,420	June 2018	928,675,000	1,554,188
1,866	S&P 500 Index Future	3/29/2018	2,440	June 2018	1,138,260,000	2,099,250
1,482	S&P 500 Index Future	3/29/2018	2,460	June 2018	911,430,000	1,852,500
1,409	S&P 500 Index Future	3/29/2018	2,480	June 2018	873,580,000	1,972,600
1,136	S&P 500 Index Future	3/29/2018	2,500	June 2018	710,000,000	1,789,200
284	S&P 500 Index Future	4/20/2018	2,360	June 2018	167,560,000	404,700
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $73,886,601) (a)					46,559,725

	CALL OPTIONS WRITTEN* + - (3.0) %
265	S&P 500 Index Future	2/16/2018	2,900	March 2018	192,125,000	228,562
533	S&P 500 Index Future	2/16/2018	2,910	March 2018	387,757,500	319,800
1,043	S&P 500 Index Future	2/16/2018	2,920	March 2018	761,390,000	430,238
236	S&P 500 Index Future	2/16/2018	2,930	March 2018	172,870,000	67,850
899	S&P 500 Index Future	2/28/2018	2,880	March 2018	647,280,000	2,494,725
1,038	S&P 500 Index Future	2/28/2018	2,920	March 2018	757,740,000	882,300
1,869	S&P 500 Index Future	2/28/2018	2,930	March 2018	1,369,042,500	1,191,488
1,591	S&P 500 Index Future	2/28/2018	2,940	March 2018	1,169,385,000	755,725
261	S&P 500 Index Future	2/28/2018	2,950	March 2018	192,487,500	94,612
525	S&P 500 Index Future	3/16/2018	2,950	March 2018	387,187,500	590,625
1,542	S&P 500 Index Future	3/16/2018	2,960	March 2018	1,141,080,000	1,407,075
LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2018

		Option		Futures	Notional
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Value	Fair Value
	CALL OPTIONS WRITTEN* + - (3.0) % (Continued)
1,259	S&P 500 Index Future	3/16/2018	$2,970	March 2018	934,807,500	$944,250
1,415	S&P 500 Index Future	3/16/2018	2,980	March 2018	1,054,175,000	866,688
997	S&P 500 Index Future	3/16/2018	2,990	March 2018	745,257,500	498,500
1,022	S&P 500 Index Future	3/16/2018	3,000	March 2018	766,500,000	434,350
284	S&P 500 Index Future	3/16/2018	3,010	March 2018	213,710,000	99,400
820	S&P 500 Index Future	3/29/2018	2,980	June 2018	610,900,000	912,250
794	S&P 500 Index Future	3/29/2018	2,990	June 2018	593,515,000	734,450
1,618	S&P 500 Index Future	3/29/2018	3,000	June 2018	1,213,500,000	1,253,950
965	S&P 500 Index Future	3/29/2018	3,010	June 2018	726,162,500	639,312
284	S&P 500 Index Future	4/20/2018	3,030	June 2018	215,130,000	237,850
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $21,308,326) (a)					15,084,000

	TOTAL WRITTEN OPTIONS (Premiums received - $95,194,926)					61,643,725
+ Each contract is equivalent to one futures contract, Exchange traded and composition of index publicily traded.
^ Maturity Date listed is that of the underlying future.
* Non-income producing security.
** Rate shown represents the rate at January 31, 2018, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $584,911,729 and equals fair value. Federal tax net unrealized appreciation (depreciation) is as follows:
					Unrealized appreciation:	$-
					Unrealized depreciation:	-
					Net unrealized appreciation:	$-

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited)
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures options shall be valued at the final settled price for the futures options or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Put Options Purchased	$22,229,750	$-	$-	$22,229,750
Call Options Purchased	11,745,875	-	-	11,745,875
Short-Term Investments	464,019,912	-	-	464,019,912
Total Assets	$497,995,537	$-	$-	$497,995,537

Liabilities
Put Options Written	$46,559,725	$-	$-	$46,559,725
Call Options Written	15,084,000	-	-	15,084,000
Total Liabilities	$61,643,725	$-	$-	$61,643,725

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2018

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or futures indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Fund as of January 31, 2018, categorized by risk exposure:

	Risk Exposure Category	Unrealized
	Equity	$43,625,553

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 3/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 3/28/18

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 3/28/18